Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - Aegons Insurance Group [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Estimated Capital Position [Line Items]
Group Own Funds	€ 18,582	€ 18,470
Group SCR	€ 9,473	€ 9,173
Group Solvency II ratio	196.00%	201.00%